Loan, Net - Schedule of Maturity Dates of Outstanding Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Maturity Dates of Outstanding Loans [Abstract]
First year (current maturities)		$ 250
Closing balance		$ 250	$ 500